Not FDIC Insured May Lose Value No Bank Guarantee
PRAF-Q1PH

Schedules of Investments
(unaudited)
Putnam Retirement Advantage Maturity Fund 2
Putnam Retirement Advantage 2030 Fund 3
Putnam Retirement Advantage 2035 Fund 4
Putnam Retirement Advantage 2040 Fund 5
Putnam Retirement Advantage 2045 Fund 6
Putnam Retirement Advantage 2050 Fund 7
Putnam Retirement Advantage 2055 Fund 8
Putnam Retirement Advantage 2060 Fund 9
Putnam Retirement Advantage 2065 Fund 10
Putnam Retirement Advantage 2070 Fund 11
Notes to Schedules of Investments 12

Putnam Target Date Funds
Schedule of Investments (unaudited), Novemeber 30, 2025
Putnam Retirement Advantage Maturity Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds 94.2%
Domestic Hybrid 94.2%
a
Putnam Multi-Asset Income Fund , Class P ................................ 3,479,924 $ 39,427,539
Total Investments In Underlying Funds (Cost $ 37,197,590 ) .......................
39,427,539
a a a a
Short Term Investments 6.0%
a
Management Investment Companies 6.0%
a,b
Putnam Short Term Investment Fund , Class P , 4.194% ....................... 2,504,846 2,504,846
Total Management Investment Companies (Cost $ 2,504,846 ) .....................
2,504,846
Total Short Term Investments (Cost $ 2,504,846 ) .................................
2,504,846
a
Total Investments (Cost $ 39,702,436 ) 100.2% ...................................
$41,932,385
Other Assets, less Liabilities (0.2) % ...........................................
(72,212)
Net Assets 100.0% ...........................................................
$41,860,173
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Schedule of Investments (unaudited), Novemeber 30, 2025
Putnam Retirement Advantage 2030 Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Investments In Underlying Funds 94.0%
Asset Allocation 75.6%
a
Putnam Dynamic Asset Allocation Balanced Fund , Class P .................... 442,291 $ 7,837,390
a
Putnam Dynamic Asset Allocation Conservative Fund , Class P ................. 1,941,083 22,186,581
30,023,971
Domestic Hybrid 18.4%
a
Putnam Multi-Asset Income Fund , Class P ................................ 643,243 7,287,946
Total Investments In Underlying Funds (Cost $ 35,564,923 ) .......................
37,311,917
a a a a
Short Term Investments 6.0%
a
Management Investment Companies 6.0%
a,b
Putnam Short Term Investment Fund , Class P , 4.194% ....................... 2,371,840 2,371,840
Total Management Investment Companies (Cost $ 2,371,840 ) .....................
2,371,840
Total Short Term Investments (Cost $ 2,371,840 ) .................................
2,371,840
a
Total Investments (Cost $ 37,936,763 ) 100.0% ...................................
$39,683,757
Other Assets, less Liabilities 0.0%
†
............................................
13,327
Net Assets 100.0% ...........................................................
$39,697,084
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Schedule of Investments (unaudited), Novemeber 30, 2025
Putnam Retirement Advantage 2035 Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds 95.3%
Asset Allocation 91.1%
a
Putnam Dynamic Asset Allocation Balanced Fund , Class P .................... 2,344,358 $ 41,542,015
a
Putnam Dynamic Asset Allocation Conservative Fund , Class P ................. 166,470 1,902,751
43,444,766
Domestic Hybrid 4.2%
a
Putnam Multi-Asset Income Fund , Class P ................................ 177,214 2,007,839
Total Investments In Underlying Funds (Cost $ 42,580,356 ) .......................
45,452,605
a a a a
Short Term Investments 4.7%
a
Management Investment Companies 4.7%
a,b
Putnam Short Term Investment Fund , Class P , 4.194% ....................... 2,229,526 2,229,526
Total Management Investment Companies (Cost $ 2,229,526 ) .....................
2,229,526
Total Short Term Investments (Cost $ 2,229,526 ) .................................
2,229,526
a
Total Investments (Cost $ 44,809,882 ) 100.0% ...................................
$47,682,131
Other Assets, less Liabilities (0.0) %
†
...........................................
(6,996)
Net Assets 100.0% ...........................................................
$47,675,135
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Schedule of Investments (unaudited), Novemeber 30, 2025
Putnam Retirement Advantage 2040 Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Investments In Underlying Funds 96.5%
Asset Allocation 96.5%
a
Putnam Dynamic Asset Allocation Balanced Fund , Class P .................... 1,185,374 $ 21,004,821
a
Putnam Dynamic Asset Allocation Growth Fund , Class P ...................... 784,607 18,249,960
39,254,781
Total Investments In Underlying Funds (Cost $ 36,506,979 ) .......................
39,254,781
a a a a
Short Term Investments 3.5%
a
Management Investment Companies 3.5%
a,b
Putnam Short Term Investment Fund , Class P , 4.194% ....................... 1,416,895 1,416,895
Total Management Investment Companies (Cost $ 1,416,895 ) .....................
1,416,895
Total Short Term Investments (Cost $ 1,416,895 ) .................................
1,416,895
a
Total Investments (Cost $ 37,923,874 ) 100.0% ...................................
$40,671,676
Other Assets, less Liabilities 0.0%
†
............................................
7,462
Net Assets 100.0% ...........................................................
$40,679,138
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Schedule of Investments (unaudited), Novemeber 30, 2025
Putnam Retirement Advantage 2045 Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds 97.3%
Asset Allocation 97.3%
a
Putnam Dynamic Asset Allocation Balanced Fund , Class P .................... 126,341 $ 2,238,767
a
Putnam Dynamic Asset Allocation Growth Fund , Class P ...................... 1,106,539 25,738,094
27,976,861
Total Investments In Underlying Funds (Cost $ 24,706,403 ) .......................
27,976,861
a a a a
Short Term Investments 2.7%
a
Management Investment Companies 2.7%
a,b
Putnam Short Term Investment Fund , Class P , 4.194% ....................... 773,568 773,568
Total Management Investment Companies (Cost $ 773,568 ) .......................
773,568
Total Short Term Investments (Cost $ 773,568 ) ..................................
773,568
a
Total Investments (Cost $ 25,479,971 ) 100.0% ...................................
$28,750,429
Other Assets, less Liabilities (0.0) %
†
...........................................
(2,203)
Net Assets 100.0% ...........................................................
$28,748,226
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Schedule of Investments (unaudited), Novemeber 30, 2025
Putnam Retirement Advantage 2050 Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Investments In Underlying Funds 98.8%
Asset Allocation 98.8%
a
Putnam Dynamic Asset Allocation Equity Fund , Class P ....................... 205,557 $ 3,533,525
a
Putnam Dynamic Asset Allocation Growth Fund , Class P ...................... 1,078,868 25,094,479
28,628,004
Total Investments In Underlying Funds (Cost $ 25,660,826 ) .......................
28,628,004
a a a a
Short Term Investments 1.2%
a
Management Investment Companies 1.2%
a,b
Putnam Short Term Investment Fund , Class P , 4.194% ....................... 349,637 349,637
Total Management Investment Companies (Cost $ 349,637 ) .......................
349,637
Total Short Term Investments (Cost $ 349,637 ) ..................................
349,637
a
Total Investments (Cost $ 26,010,463 ) 100.0% ...................................
$28,977,641
Other Assets, less Liabilities 0.0%
†
............................................
11,184
Net Assets 100.0% ...........................................................
$28,988,825
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Schedule of Investments (unaudited), Novemeber 30, 2025
Putnam Retirement Advantage 2055 Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds 99.6%
Asset Allocation 99.6%
a
Putnam Dynamic Asset Allocation Equity Fund , Class P ....................... 408,231 $ 7,017,494
a
Putnam Dynamic Asset Allocation Growth Fund , Class P ...................... 551,247 12,821,999
19,839,493
Total Investments In Underlying Funds (Cost $ 17,853,739 ) .......................
19,839,493
a a a a
Short Term Investments 0.4%
a
Management Investment Companies 0.4%
a,b
Putnam Short Term Investment Fund , Class P , 4.194% ....................... 71,323 71,323
Total Management Investment Companies (Cost $ 71,323 ) ........................
71,323
Total Short Term Investments (Cost $ 71,323 ) ...................................
71,323
a
Total Investments (Cost $ 17,925,062 ) 100.0% ...................................
$19,910,816
Other Assets, less Liabilities 0.0%
†
............................................
14,373
Net Assets 100.0% ...........................................................
$19,925,189
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Schedule of Investments (unaudited), Novemeber 30, 2025
Putnam Retirement Advantage 2060 Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Investments In Underlying Funds 99.7%
Asset Allocation 99.7%
a
Putnam Dynamic Asset Allocation Equity Fund , Class P ....................... 516,900 $ 8,885,514
a
Putnam Dynamic Asset Allocation Growth Fund , Class P ...................... 252,714 5,878,126
14,763,640
Total Investments In Underlying Funds (Cost $ 13,045,087 ) .......................
14,763,640
a a a a
Short Term Investments 0.3%
a
Management Investment Companies 0.3%
a,b
Putnam Short Term Investment Fund , Class P , 4.194% ....................... 47,500 47,500
Total Management Investment Companies (Cost $ 47,500 ) ........................
47,500
Total Short Term Investments (Cost $ 47,500 ) ...................................
47,500
a
Total Investments (Cost $ 13,092,587 ) 100.0% ...................................
$14,811,140
Other Assets, less Liabilities 0.0%
†
............................................
2,410
Net Assets 100.0% ...........................................................
$14,813,550
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Schedule of Investments (unaudited), Novemeber 30, 2025
Putnam Retirement Advantage 2065 Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds 99.5%
Asset Allocation 99.5%
a
Putnam Dynamic Asset Allocation Equity Fund , Class P ....................... 184,717 $ 3,175,278
a
Putnam Dynamic Asset Allocation Growth Fund , Class P ...................... 37,639 875,492
4,050,770
Total Investments In Underlying Funds (Cost $ 3,635,384 ) ........................
4,050,770
a a a a
Short Term Investments 0.5%
a
Management Investment Companies 0.5%
a,b
Putnam Short Term Investment Fund , Class P , 4.194% ....................... 18,721 18,721
Total Management Investment Companies (Cost $ 18,721 ) ........................
18,721
Total Short Term Investments (Cost $ 18,721 ) ...................................
18,721
a
Total Investments (Cost $ 3,654,105 ) 100.0% ....................................
$4,069,491
Other Assets, less Liabilities (0.0) %
†
...........................................
(352)
Net Assets 100.0% ...........................................................
$4,069,139
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Schedule of Investments (unaudited), Novemeber 30, 2025
Putnam Retirement Advantage 2070 Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Shares
a
Value
a
Investments In Underlying Funds 99.5%
Asset Allocation 99.5%
a
Putnam Dynamic Asset Allocation Equity Fund , Class P ....................... 60,170 $ 1,034,323
a
Putnam Dynamic Asset Allocation Growth Fund , Class P ...................... 12,268 285,356
1,319,679
Total Investments In Underlying Funds (Cost $ 1,215,994 ) ........................
1,319,679
a a a a
Short Term Investments 0.5%
a
Management Investment Companies 0.5%
a,b
Putnam Short Term Investment Fund , Class P , 4.194% ....................... 6,095 6,095
Total Management Investment Companies (Cost $ 6,095 ) .........................
6,095
Total Short Term Investments (Cost $ 6,095 ) ....................................
6,095
a
Total Investments (Cost $ 1,222,089 ) 100.0% ....................................
$1,325,774
Other Assets, less Liabilities 0.0%
†
............................................
794
Net Assets 100.0% ...........................................................
$1,326,568
†
Rounds to less than 0.1% of net assets.
a
See Note 3 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
1. Organization
Putnam Target Date Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty separate funds, ten of which are included in this report (Funds). The
Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
Certain or all Funds invest primarily in mutual funds (Underlying Funds), including affiliated funds managed by Franklin
Templeton (FT Underlying Funds).
The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying
Funds’ shareholder reports, in which each Fund invests, is available on the U.S. Securities and Exchange Commission (SEC)
website at sec.gov. The Underlying Funds’ shareholder reports are not covered by this report.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Investments in the Underlying Funds are valued at their closing NAV each trading day.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Investments in FT Underlying Funds
The Funds invest in Underlying Funds which are managed by Franklin Advisers, Inc. (Advisers), an affiliate of FT Services or an affiliate of Advisers. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such Underlying Fund. The Funds do not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies.
Investments in FT Underlying Funds for the period ended November 30, 2025, were as follows:

Putnam Target Date Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Putnam Retirement Advantage Maturity Fund
Non-Controlled Affiliates
Putnam Multi-Asset Income Fund,
Class P ................. $ 38,511,374 $ 1,142,569 $ (1,165,924) $ 94,688 $ 844,832 $ 39,427,539 3,479,924 $ 390,690
Putnam Short Term Investment
Fund, Class P, 4.194% ....... 2,407,489 259,812 (162,455) — — 2,504,846 2,504,846 26,246
Total Non-Controlled Affiliates $40,918,863 $1,402,381 $(1,328,379) $94,688 $844,832 $41,932,385 $416,936
Total Affiliated Securities .... $40,918,863 $1,402,381 $(1,328,379) $94,688 $844,832 $41,932,385 $416,936
Putnam Retirement Advantage 2030 Fund
Non-Controlled Affiliates
Putnam Dynamic Asset Allocation
Balanced Fund, Class P ...... 9,070,283 414,412 (1,941,914) 23,543 271,066 7,837,390 442,291 67,258
Putnam Dynamic Asset Allocation
Conservative Fund, Class P .... 20,642,745 2,286,739 (1,170,554) 81,563 346,088 22,186,581 1,941,083 247,672
Putnam Multi-Asset Income Fund,
Class P ................. 6,854,245 647,824 (384,264) 35,242 134,899 7,287,946 643,243 71,029
Putnam Short Term Investment
Fund, Class P, 4.194% ....... 2,279,591 242,229 (149,980) — — 2,371,840 2,371,840 24,546
Total Non-Controlled Affiliates $38,846,864 $3,591,204 $(3,646,712) $140,348 $752,053 $39,683,757 $410,505
Total Affiliated Securities .... $38,846,864 $3,591,204 $(3,646,712) $140,348 $752,053 $39,683,757 $410,505
Putnam Retirement Advantage 2035 Fund
Non-Controlled Affiliates
Putnam Dynamic Asset Allocation
Balanced Fund, Class P ...... 40,519,404 1,815,138 (2,166,748) 411,412 962,809 41,542,015 2,344,358 359,610
Putnam Dynamic Asset Allocation
Conservative Fund, Class P .... 1,353,220 567,794 (47,122) 1,032 27,827 1,902,751 166,470 21,394
Putnam Multi-Asset Income Fund,
Class P ................. 1,496,536 519,339 (49,918) 1,517 40,365 2,007,839 177,214 18,382
Putnam Short Term Investment
Fund, Class P, 4.194% ....... 2,071,459 239,661 (81,594) — — 2,229,526 2,229,526 22,972
Total Non-Controlled Affiliates $45,440,619 $3,141,932 $(2,345,382) $413,961 $1,031,001 $47,682,131 $422,358
Total Affiliated Securities .... $45,440,619 $3,141,932 $(2,345,382) $413,961 $1,031,001 $47,682,131 $422,358
Putnam Retirement Advantage 2040 Fund
Non-Controlled Affiliates
Putnam Dynamic Asset Allocation
Balanced Fund, Class P ...... 19,040,470 1,972,935 (666,479) 57,686 600,209 21,004,821 1,185,374 179,976
Putnam Dynamic Asset Allocation
Growth Fund, Class P ........ 18,301,119 711,589 (1,696,494) 172,351 761,395 18,249,960 784,607 —
3. Investments in FT Underlying Funds
(continued)

Putnam Target Date Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Putnam Retirement Advantage 2040 Fund (continued)
Non-Controlled Affiliates
(continued)
Putnam Short Term Investment
Fund, Class P, 4.194% ....... $ 1,300,177 $ 182,950 $ (66,232) $ — $ — $ 1,416,895 1,416,895 $ 14,484
Total Non-Controlled Affiliates $38,641,766 $2,867,474 $(2,429,205) $230,037 $1,361,604 $40,671,676 $194,460
Total Affiliated Securities .... $38,641,766 $2,867,474 $(2,429,205) $230,037 $1,361,604 $40,671,676 $194,460
Putnam Retirement Advantage 2045 Fund
Non-Controlled Affiliates
Putnam Dynamic Asset Allocation
Balanced Fund, Class P ...... 1,816,496 454,775 (96,892) 3,855 60,533 2,238,767 126,341 18,786
Putnam Dynamic Asset Allocation
Growth Fund, Class P ........ 24,344,356 1,696,460 (1,562,512) 411,406 848,384 25,738,094 1,106,539 —
Putnam Short Term Investment
Fund, Class P, 4.194% ....... 680,709 148,544 (55,685) — — 773,568 773,568 7,699
Total Non-Controlled Affiliates $26,841,561 $2,299,779 $(1,715,089) $415,261 $908,917 $28,750,429 $26,485
Total Affiliated Securities .... $26,841,561 $2,299,779 $(1,715,089) $415,261 $908,917 $28,750,429 $26,485
Putnam Retirement Advantage 2050 Fund
Non-Controlled Affiliates
Putnam Dynamic Asset Allocation
Equity Fund, Class P ........ 3,428,178 313,460 (395,319) 59,895 127,311 3,533,525 205,557 —
Putnam Dynamic Asset Allocation
Growth Fund, Class P ........ 22,084,327 2,490,019 (657,051) 144,358 1,032,826 25,094,479 1,078,868 —
Putnam Short Term Investment
Fund, Class P, 4.194% ....... 273,936 102,404 (26,703) — — 349,637 349,637 3,323
Total Non-Controlled Affiliates $25,786,441 $2,905,883 $(1,079,073) $204,253 $1,160,137 $28,977,641 $3,323
Total Affiliated Securities .... $25,786,441 $2,905,883 $(1,079,073) $204,253 $1,160,137 $28,977,641 $3,323
Putnam Retirement Advantage 2055 Fund
Non-Controlled Affiliates
Putnam Dynamic Asset Allocation
Equity Fund, Class P ........ 6,455,324 594,782 (398,608) 52,070 313,926 7,017,494 408,231 —
Putnam Dynamic Asset Allocation
Growth Fund, Class P ........ 11,068,141 1,361,752 (213,004) 22,167 582,943 12,821,999 551,247 —
Putnam Short Term Investment
Fund, Class P, 4.194% ....... 82,523 68,546 (79,746) — — 71,323 71,323 840
Total Non-Controlled Affiliates $17,605,988 $2,025,080 $(691,358) $74,237 $896,869 $19,910,816 $840
Total Affiliated Securities .... $17,605,988 $2,025,080 $(691,358) $74,237 $896,869 $19,910,816 $840
3. Investments in FT Underlying Funds
(continued)

Putnam Target Date Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Putnam Retirement Advantage 2060 Fund
Controlled Affiliates
Putnam Dynamic Asset Allocation
Equity Fund, Class P ........ $ 8,111,516 $ 713,065 $ (393,559) $ 81,047 $ 373,445 $ 8,885,514 516,900 $ —
Non-Controlled Affiliates
Putnam Dynamic Asset Allocation
Growth Fund, Class P ........ 5,108,645 649,295 (154,393) 24,386 250,193 5,878,126 252,714 —
Putnam Short Term Investment
Fund, Class P, 4.194% ....... 64,409 52,662 (69,571) — — 47,500 47,500 584
Total Non-Controlled Affiliates $5,173,054 $701,957 $(223,964) $24,386 $250,193 $5,925,626 $584
Total Affiliated Securities .... $13,284,570 $1,415,022 $(617,523) $105,433 $623,638 $14,811,140 $584
Putnam Retirement Advantage 2065 Fund
Non-Controlled Affiliates
Putnam Dynamic Asset Allocation
Equity Fund, Class P ........ 2,576,919 688,065 (240,281) 20,695 129,880 3,175,278 184,717 —
Putnam Dynamic Asset Allocation
Growth Fund, Class P ........ 706,700 193,204 (63,355) 1,946 36,997 875,492 37,639 —
Putnam Short Term Investment
Fund, Class P, 4.194% ....... 11,167 11,970 (4,416) — — 18,721 18,721 161
Total Non-Controlled Affiliates $3,294,786 $893,239 $(308,052) $22,641 $166,877 $4,069,491 $161
Total Affiliated Securities .... $3,294,786 $893,239 $(308,052) $22,641 $166,877 $4,069,491 $161
Putnam Retirement Advantage 2070 Fund
Non-Controlled Affiliates
Putnam Dynamic Asset Allocation
Equity Fund, Class P ........ 828,824 158,070 (2,350) 175 49,604 1,034,323 60,170 —
Putnam Dynamic Asset Allocation
Growth Fund, Class P ........ 226,890 45,521 — — 12,945 285,356 12,268 —
Putnam Short Term Investment
Fund, Class P, 4.194% ....... 5,117 1,476 (498) — — 6,095 6,095 63
Total Non-Controlled Affiliates $1,060,831 $205,067 $(2,848) $175 $62,549 $1,325,774 $63
Total Affiliated Securities .... $1,060,831 $205,067 $(2,848) $175 $62,549 $1,325,774 $63
3. Investments in FT Underlying Funds
(continued)

Putnam Target Date Funds
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At November 30, 2025, all of the Funds' investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Schedules of Investments.
4. Fair Value Measurements
(continued)